Shareholders' Equity - Movements in the number of options outstanding (Details)	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInstruments € / shares	Dec. 31, 2020 EUR (€) EquityInstruments USD ($) € / shares	Dec. 31, 2019 EquityInstruments USD ($) € / shares
IFRS Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per stock option | €	€ 2.58	€ 5.01
Term options	10 years
Expected life in years	5 years	5 years	5 years
Stock options outstanding, beginning of year (in shares) | EquityInstruments	7,021,235	5,575,454	4,511,512
Granted (in shares) | EquityInstruments	1,492,034	1,851,056	1,237,506
Forfeited (in shares) | EquityInstruments	(341,448)	(85,584)	(119,338)
Exercised (in shares) | EquityInstruments	(474,887)	(303,408)	(46,900)
Lapsed (in shares) | EquityInstruments	(53,791)	(16,283)	(7,326)
Stock options outstanding, end of the year (in shares) | EquityInstruments	7,643,143	7,021,235	5,575,454
Exercisable stock options, end of the year (in shares) | EquityInstruments	4,221,503	3,401,449	2,521,477
Average exercise price, beginning of year (in dollars per share)	€ 6.47	€ 5.80	€ 4.24
Granted (in dollars per share)	4.34	7.88	11.77
Forfeited (in dollars per share)	8.68	7.14	9.35
Exercised (in dollars per share)	3.35	2.34	4.18
Lapsed (in dollars per share)	9.53	8.26	8.76
Average exercise price, end of the year (in dollars per share)	6.13	6.47	€ 5.80
Options exercised during the year	€ 5.81	€ 7.11
Weighted average life	6 years 7 months 6 days	7 years
IFRS Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per stock option | €	€ 4.27
Granted (in shares) | $		0	0
Minimum | IFRS Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 1.11	€ 1.11
Maximum | IFRS Stock options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	€ 19.32	€ 20.34